UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     October 29, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $478,072 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      NOTE 3/0         031162AL4      774  1000000 PRN      SOLE                  1000000        0        0
BED BATH & BEYOND INC          COM              075896100    40676   937026 SH       SOLE                   937026        0        0
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    25529 25657000 PRN      SOLE                 25657000        0        0
CARDINAL HEALTH INC            COM              14149Y108    24623   745262 SH       SOLE                   745262        0        0
CLOROX CO DEL                  COM              189054109    40128   601073 SH       SOLE                   601073        0        0
COMCAST CORP NEW               CL A             20030N101    20451  1131120 SH       SOLE                  1131120        0        0
ECOLAB INC                     COM              278865100    13342   262950 SH       SOLE                   262950        0        0
FASTENAL CO                    COM              311900104    12283   230936 SH       SOLE                   230936        0        0
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0     1003  1000000 PRN      SOLE                  1000000        0        0
MICROSOFT CORP                 COM              594918104    47453  1937639 SH       SOLE                  1937639        0        0
NIKE INC                       CL B             654106103    63685   794677 SH       SOLE                   794677        0        0
PAYCHEX INC                    COM              704326107    55668  2025032 SH       SOLE                  2025032        0        0
PMA CAPITAL                    CLA              693419292      213    28225 SH       SOLE                    28225        0        0
PROGRESSIVE CORP OHIO          COM              743315103    59000  2827023 SH       SOLE                  2827023        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      803    25700 SH       SOLE                    25700        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849      288     7150 SH       SOLE                     7150        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    16553   248204 SH       SOLE                   248204        0        0
US BANCORP DEL                 COM NEW          902973304      213     9834 SH       SOLE                     9834        0        0
WATERS CORP                    COM              941848103    23746   335497 SH       SOLE                   335497        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      473    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    31168  1241012 SH       SOLE                  1241012        0        0